SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017 - 3954

(212) 455 - 2000

FACSIMILE (212) 455 - 2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
(212) 455-2948	JKAUFMAN@STBLAW.COM

VIA EDGAR

September 9, 2013

Re:	ARAMARK Holdings Corporation
Registration Statement on Form S-1

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Ladies and Gentlemen:

On behalf of ARAMARK Holdings Corporation (the “Company”), we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to the proposed offering of the Company’s common stock by the Company and the selling stockholders.

The filing fee in the amount of $13,640.00 was deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at US Bank on September 5, 2013.

Please do not hesitate to contact me at (212) 455-2948 or Paige E. Fleming at (212) 455-2751 of this firm with any questions you may have regarding this filing.

Very truly yours,

/s/ Joseph H. Kaufman

Joseph H. Kaufman